SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 14, 2022	May 19, 2022	Feb. 26, 2022	May 20, 2021	Dec. 31, 2022	May 20, 2022	Dec. 31, 2021	Apr. 30, 2021	Apr. 20, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average exercise price					$ 0.90		$ 0.71			$ 0.27
Weighted average remaining contractual life					10 years		10 years
Expense from share-based payment transactions					$ 8,510		$ 5,207
Maximum Number Of Shares Purchased Under Ncib		8,900,000		7,170		7,200,000
Percentage Of Common Shares Issued And Outstanding As Shares Purchased In Ncib		5.00%				5.00%			5.00%
Number of shares outstanding		178,300,000						143,400,000	143,404
Number Of Shares Repurchased					3,800,000
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions					$ 5,482		$ 1,023
Vesting description					All awards under this plan are subject to a 12-month vesting period. Agents pay the Company 15% of commissions until the commission paid to the Company totals $12,000, which is defined as the agent “cap” amount (the “Cap”). The Company grants an additional 25% of shares if an agent has not met the Cap and 50% of shares if the agent has met the Cap as a bonus after the 12-month vesting period has passed. The bonuses were adjusted to 15% pre-Cap and 30% post-Cap when the Company surpassed the 5,000 agents milestone on June 16, 2022. The bonus RSUs are expensed in the period the original award is deemed earned with a corresponding increase in stock-based compensation reserve.
Number Of Shares Repurchased					8,600,000
Cancellation of treasury shares					$ 20,700
Omnibus Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of common stock issued and outstanding	15.00%		20.00%
Number of shares issued			35,600,000
Number of shares authorized	70,000,000